Other expenses	12 Months Ended
Mar. 31, 2026
Disclosure Of Detailed Information About Other Expenses [Abstract]
Other expenses
33.
Other expenses

	For the year ended March 31,
	2024	2025	2026	2026
	(INR)	(INR)	(INR)	(USD)
Legal and professional fees	1,438	1,412	2,545	27
Corporate social responsibility	240	311	369	4
Travelling and conveyance	520	444	949	10
Lease rent relating to short term leases	43	35	91	1
Director's commission	83	76	49	1
Rates and taxes	1,065	1,045	1,633	17
Insurance	1,153	997	1,175	13
Operation and maintenance	5,937	6,270	7,498	80
Repair and maintenance	243	157	294	3
Loss on sale / damage/ retiral of property, plant and equipment	292	18	718	8
Advertising and sales promotion	105	84	115	1
Security charges	542	605	721	8
Communication costs	247	235	325	3
Impairment of inventory	254	50	120	1
Impairment allowances for financial and other assets	1,573	—	627	7
Warranty expenses (refer note 22)	—	71	194	2
Donation	490	428	196	2
Liquidated damages	240	179	705	8
Power & fuel	—	258	710	8
Miscellaneous expenses	369	108	1,021	11
Total	14,834	12,783	20,055	214